CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
CASH FLOWS (USED IN) / FROM OPERATING ACTIVITIES
Operating loss	$ (720,341)	$ (348,746)	$ (477,617)
Adjustments for non-cash items
Amortization of intangible assets	99,766	776	246
Depreciation of property, plant and equipment	4,576	5,091	3,671
Provisions for employee benefits	459	260	76
Expense recognized in respect of share-based payments	157,026	179,366	96,932
Fair value gains on financial assets at fair value through profit or loss	(4,256)	(11,152)	(2,951)
Non-cash revenue		(75,000)
Loss from investment in joint venture	677
Adjustments for non-cash items	(462,093)	(249,405)	(379,643)
Movements in current assets/liabilities
(Increase)/decrease in trade and other receivables	(222,260)	(31,632)	21,961
(Increase)/decrease in inventories	(119,277)	(83,880)	(23,852)
(Increase)/decrease in other current assets	(18,294)	(30,990)	(16,189)
Increase/(decrease) in trade and other payables	329	134,892	50,537
Increase/(decrease) in deferred revenue - current		(46,327)	(40,441)
Movements in non-current assets/liabilities
(Increase)/decrease in other noncurrent assets	(16,220)	(13,975)	(10,299)
Increase/(decrease) in deferred revenue - non-current		(269,039)	2,655
Net cash flows used in operating activities	(837,815)	(590,356)	(395,272)
Interest paid	(851)	(684)	(401)
Income taxes paid	(24,141)	(15,772)	(2,791)
Net cash flows used in from operating activities	(862,807)	(606,812)	(398,463)
CASH FLOWS (USED IN) / FROM INVESTING ACTIVITIES
Purchase of intangible assets	(102,986)	(117,811)	(4,071)
Purchase of property, plant and equipment	(837)	(3,623)	(1,068)
(Increase)/decrease in current financial assets		(228,239)	341,869
Purchase of current financial investments (1)	(1,694,046)
Sale of current financial investments (1)	1,325,540
Interest received	13,146	2,603	7,962
Investment in joint venture	(2,000)
Net cash flows (used in) / from investing activities	(461,184)	(347,070)	344,692
CASH FLOWS (USED IN) / FROM FINANCING ACTIVITIES
Principal elements of lease payments	(4,165)	(3,855)	(2,550)
Proceeds from issue of new shares, gross amount	760,953	1,091,326	813,186
Issue costs paid	(781)	(528)	(613)
Exchange gain from currency conversion on proceeds from issue of new shares	410	966	68
Payment of employee withholding taxes relating to restricted stock unit awards	(5,855)
Proceeds from exercise of stock options	93,195	33,433	22,912
Net cash flows from/used in (-) financing activities	843,757	1,121,342	833,003
Increase/decrease (-) in cash and cash equivalents	(480,234)	167,460	779,232
Cash and cash equivalents at the beginning of the period	1,334,676	1,216,803	372,162
Exchange gains/(losses) on cash & cash equivalents	(53,702)	(49,587)	65,409
Cash and cash equivalents at the end of the period	$ 800,700	$ 1,334,676	$ 1,216,803